CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 1,662	$ 2,560
Restricted cash	33	33
Trade accounts receivable, net	1,880	2,445
Other current assets	763	581
Assets held for sale		791
Total Current Assets	4,338	6,410
Non-Current Assets:
Property and equipment, net	467	562
Goodwill	12,501	12,501
Intangible assets and other, net	120	277
Total Non-Current Assets	13,088	13,340
TOTAL ASSETS	17,426	19,750
Current Liabilities:
Short-term bank credit	151	217
Trade accounts payable	1,017	1,256
Deferred revenues	1,120	712
Other current liabilities	942	950
Liabilities held for sale		467
Total Current Liabilities	3,230	3,602
Non-Current Liabilities
Accrued severance pay, net	394	408
Loans from banks and others	162	281
Derivative liabilities - warrants	287	370
Total Non-Current Liabilities	843	1,059
Total Equity	13,353	15,089
TOTAL LIABILITIES AND EQUITY	$ 17,426	$ 19,750